Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants
Schedule of Outstanding Warrants to Purchase Common Stock

The following table summarizes information with respect to outstanding warrants to purchase common stock during the nine months ended September 30, 2021:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Life	Intrinsic
	Outstanding	Price	In Months	Value

Outstanding at December 31, 2020	7,562,500	$0.25	6	$0

Issued	34,157,894	$0.06	36	-

Exercised	-	-	-	-

Expired	(7,562,500)	$0.25	-	$0

Outstanding at September 30, 2021	34,157,894	$0.06	36	$0

The following table summarizes information with respect to outstanding warrants to purchase common stock during the years ended December 31, 2020 and 2019:

		Weighted	Weighted
		Average	Average	Aggregate
	Number	Exercise	Remaining Life	Intrinsic
	Outstanding	Price	In Months	Value

Outstanding at December 31, 2018	40,010,250	$0.25	21	$0

Issued	-	-	-	-

Exercised	-	-	-	-

Expired	(901,250)	$(0.66)	-	$0

Outstanding at December 31, 2019	39,109,000	$0.24	9	$0

Issued	-	-	-	-

Exercised	-	-	-	-

Expired	(31,546,500)	$(0.23)	-	$0

Outstanding at December 31, 2020	7,562,500	$0.25	6	$0

Schedule of Warrants Outstanding

The following table summarizes information about warrants outstanding at September 30, 2021:

		Weighted Average Life of
	Warrants	Outstanding Warrants
Exercise price	Outstanding	In Months

0.063	28,947,368	36

0.069	5,210,526	36
	34,157,894	36
The following table summarizes information about warrants outstanding at December 31, 2020.
		Weighted Average Life of
	Warrants	Outstanding Warrants
Exercise price	Outstanding	In Months

0.25	7,562,500	6